Inventories - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Inventories carried at net realisable value	€ 173	€ 189
Total expense towards inventory write downs and losses	€ 413	€ 407